EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments Summarized Balance Sheet Information

A condensed summary of the combined assets and liabilities of the equity method investments follows:

As of December 31,	2015	2014
Current assets	$132,460	$165,931
Vessels, net	1,448,489	1,512,559
Other assets	74,914	57,982
Total assets	$1,655,862	$1,736,472

Current liabilities	$150,256	$155,408
Long-term debt and other non-current liabilities	1,248,281	1,415,798
Equity	257,325	165,266
Total liabilities and equity	$1,655,862	$1,736,472

Results of Operations of Equity Method Investments

A condensed summary of the results of operations of the equity method investments follows:

For the year ended December 31,	2015	2014	2013
Shipping revenues	$371,775	$383,424	$384,040
Ship operating expenses	(228,296)	(249,704)	(248,924)
Income from vessel operations	143,479	133,720	135,116
Other income/(expense)	634	(1,735)	(1,588)
Interest expense	(47,106)	(51,024)	(54,007)
Net income	$97,007	$80,961	$79,521

Parent Company [Member]
Results of Operations of Equity Method Investments

	For the year ended December 31,
	2015	2014	2013
Equity in income/(loss) of affiliated companies and subsidiaries
OSG Bulk Ships, Inc.(1)	$69,962	$69,560	$116,188
OSG Financial Corp.	53	-	(171)
OSG International, Inc. (2)(3)	180,915	(19,019)	(666,690)
OSG Ship Management, Inc. (1)	-	-	(34,467)
Tankers International LLC (3)	-	200	(215)
	$250,929	$50,741	$(585,355)

(1)	OSG Ship Management, Inc. is wholly owned by OSG Bulk Ships as of December 31, 2015 and 2014.
(2)

The equity in the loss of OSG International, Inc. in 2013 includes both the 87.46% owned directly by the Parent and the amounts owned indirectly as follows:10.46% owned by Edindun Shipping Corporation; 2.05% owned by OSG Bulk Ships, Inc.; and 0.03% owned by OSG Ship Management, Inc.

(3)	In 2014, in connection with the plan of reorganization, Tankers International LLC, a joint venture in which the Parent owned a less than 50% interest, was transferred to OSG International, Inc.